FAIR VALUE MEASURES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Assets, Level 1 to 2 Transfers	$ 1
Assets, Level 2 to 1 Transfers	2
Assets, into and out of Level 3 Transfers		$ 3
Liabilities, Level 1 to 2 Transfers	1
Liabilities, Level 2 to 1 Transfers	$ 2
Liabilities, into and out of Level 3 Transfers		$ 3